Lease Commitments (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Lease Commitments (Textual) [Abstract]
Rent expense charged to operations	$ 3,881,000	$ 4,010,000	$ 3,951,000